Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of debt or long term debt to adjusted capital or equity ratio
As at December 31:	2018	2017
Total debt	$ —	$ 43,733
Less: cash and cash equivalents	(67,760)	(74,870)
Net debt	Not applicable	Not applicable
Shareholders’ equity	386,376	277,780
Debt-to-adjusted capital ratio	Not applicable	Not applicable
As at December 31:	2018	2017
Long-term debt	$ —	$ —
Shareholders’ equity	386,376	277,780
Long-term debt-to-equity ratio	Not applicable	Not applicable